Equity (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
		Feb. 28, 2023	Apr. 22, 2021	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Nov. 09, 2022	Oct. 08, 2022	Sep. 29, 2022	Sep. 08, 2022	Mar. 26, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares granted							70,000
Authorized number of ordinary shares	[1]				1,000,000,000			1,000,000,000
Common stock par value	[1]				$ 0.025			$ 0.025
Common stock shares issued	[1]				5,100,164			3,818,663
Number of shares issued		3,846,000
Purchase of ordinary shares		2,884,500
Net proceeds		$ 4,522,314
Issued ordinary shares		3,846,000
Additional shares				12,321
Exercise of warrants				499,980
Common stock shares authorized				1,000,000,000				1,000,000,000
Common stock shares outstanding	[1]				5,100,164			3,818,663
Paid-in-capital, registered capital and statutory reserves					$ 19,800,000			$ 19,300,000
Statutory reserves					$ 449,136			$ 449,136
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant purchase			125,000		125,000
Share price			$ 20.00		$ 20.00
Expiration date			Mar. 31, 2026
Warrant remaining lives					2 years 9 months
Securities Purchase Agreement 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued											500,000
Sale of common stock											500,000
Consideration amount											$ 277,500
Securities Purchase Agreement 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued										500,000
Sale of common stock										500,000
Consideration amount										$ 287,500
Securities Purchase Agreement 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued									500,000
Sale of common stock									500,000
Consideration amount									$ 202,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized number of ordinary shares												50,000,000
Common stock par value												$ 0.001
Common stock shares issued													19,000,000
Two Consulting Firms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of ordinary shares granted							70,000
Grant date fair value							$ 150,600
Share based compensation					$ 0	$ 10,134

[1]	retroactively restated to reflect 1-for-5 share consolidation effective on September 9, 2022 and 1-for-5 share consolidation effective on May 15, 2023.